Related party transactions - Balances with related parties (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Balances with related parties
Amounts due from related parties, current	¥ 4,391	¥ 6,693
Amounts due to related parties, current	473	1,224
Related companies
Balances with related parties
Amounts due from related parties, current		94
Amounts due to related parties, current	473	620
Non-controlling interests
Balances with related parties
Amounts due from related parties, current	¥ 4,391	6,599
Amounts due to related parties, current		¥ 604